Risk Lose Money [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
S000062425 [Member] | C000202583 [Member]
Prospectus [Line Items]
Annual Return [Percent]	4.87%	0.66%	5.98%	(8.67%)	2.46%	5.96%	8.46%